N-6	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	GUARDIAN SEPARATE ACCT N OF THE GUARDIAN INS & ANNUITY CO
Entity Central Index Key	0001096266
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Charges for Early Withdrawals [Text Block]
During the first
14
years, if you surrender your Policy, we may deduct a surrender charge from the Policy’s cash value. The surrender charge and Surrender Charge Period may differ based on the insured’s age at issue, sex, classification and Face Amount.

For example, a male, issue age 40 in the preferred NT underwriting class with a Policy Face Amount of $500,000 in the first Policy Year, would incur a surrender charge of $
20.65
per 1,000 of Basic Sum Insured or $10,325.

Surrender Charge Phaseout Period, Years | yr	14
Surrender Charge (of Purchase Payments) Maximum [Percent]	20.65%
Transaction Charges [Text Block]	In addition to Surrender Charges, you may also be charged for other transactions. These other charges may include sales charges on premium payments, state and federal premium tax charges on premium payments, and charges for transfers among the investment options.
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the insured (e.g., age, sex and rating classification). You should view the specifications page of the Policy for the rates that apply to your Policy. There is also a mortality and risk expense charge, a policy charge and a fee in connection with allocations to the indexed account.

You will also bear expenses associated with the Variable Investment Options under the Policy, as shown in the following table.
Deductions and Charges
	Annual Fee	Minimum	Maximum
	Investment Options* (Porfolio Company fees and expenses)	0.10%	1.62%
* As a percentage of Fund assets.

Investment Options (of Other Amount) Minimum [Percent]	0.10%	[1]
Investment Options (of Other Amount) Maximum [Percent]	1.62%	[1]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Risks [Table Text Block]

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in this Policy.	Principal Risks
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you make a premature withdrawal of cash from your Policy, you may incur various costs (e.g., a Surrender Charge) and also possible Federal income tax.
Principal Risks
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., variable investment options). Each investment option (including the indexed account and the fixed-rate option) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks
Insurance Company Risks
An investment in the contract is subject to the risks related to us, including that any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-GUARDIAN.
Principal Risks

Risks	Location in Prospectus
Contract Lapse
In general, in any month that your Policy Account Value is not large enough to cover a monthly deduction (i.e., the amount we deduct on the first day of each Policy month for charges such as the Policy fee), your Policy will be in default, and may lapse unless the No Lapse Guarantee or Guaranteed Coverage Rider is in effect and you have satisfied the requirements or you pay additional premiums. Your Policy Account Value can be impacted by poor investment performance of the variable investment options you select. Your Policy may also lapse if Policy loans plus accrued interest reduces the Policy Account Value to zero. Additionally, insufficient premium payments, withdrawals, and policy charges (including increases in those charges) could cause the Policy to lapse and you will no longer have insurance coverage.

If your Policy has lapsed, in most states you may reinstate it within seven years after the date of lapse. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. Death benefits will not be paid if the Policy has lapsed.
Principal Risks

Investment Restrictions [Text Block]
• We reserve the right to impose a charge for transfers among investment options in excess of the 12.

• We reserve the right to remove or substitute a variable investment option or limit its availability to subsequent premium payments and/or transfers of cash value.

• You may only choose to invest in a maximum of 25 of the Variable Investment Options or 24 of the Variable Investment Options and the fixed-rate option, if available, at any time.

Optional Benefit Restrictions [Text Block]	• Various optional benefits may be available, in the form of a rider to your Policy. Not all of these riders may be available to you. In general, supplemental insurance benefits may be (i) available only to insureds within certain age ranges and/or who meet certain criteria (
e.g.
, terminal illness) (ii) subject to minimum and/or maximum specified amounts, and (iii) subject to certain termination conditions. We may stop offering an optional benefit at any time.
Tax Implications [Text Block]
• You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.

• There is no additional tax benefit to you if the Policy is purchased through a tax-qualified
plan or individual retirement account (IRA).

• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.

Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Policy to you, in the form of commissions, additional cash benefits (
e.g.
, bonuses), and
non-cash
compensation. This conflict of interest may influence your investment professional to recommend this Policy over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that are payable when buying, owning, and surrendering, or making withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer Policy Account Value between the investment options and the fixed-rate option.

TRANSACTION FEES
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge and Current Charge
Premium Charge (includes any applicable premium taxes) 1	Upon each premium payment	In each of Policy and Coverage Years 1-10 2 : • 8% of premiums paid up to one Target Premium 3 • 4% of premiums paid in excess of one Target Premium 3
Surrender Charge 4
Maximum First Year Surrender Charge	Upon full surrender of the Policy 4	$ 45.28 per $1,000 of Basic Sum Insured
Minimum First Year Surrender Charge	Upon full surrender of the Policy 4	$11.22 per $1,000 of Basic Sum Insured
First Year Surrender Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Upon full surrender of the Policy 4	$20.65 per $1,000 of Basic Sum Insured
		Maximum Guaranteed Charge	Current Charge
Transfer Charge	Upon transfer	$25 per transfer (first 12 per year are free)	None
Policy Continuation Rider	When benefit is elected	4.5% of Policy Account Value	3.5 % of Policy Account Value
Enhanced Accelerated Benefit Rider (EAB Rider) Charge	When benefit is first exercised	$250	$250

1	The premium charge includes a charge for applicable premium taxes, which vary from jurisdiction to jurisdiction and, in those jurisdictions that charge them, currently range from 0.08%-5% (and certain municipalities in Kentucky charge an additional premium tax of up to 16% on first year premiums only).

2	Premium charges decline after Policy and Coverage Year 10. In each of Policy and Coverage Years 11 and beyond the guaranteed and current charge is 4% of premiums paid up to one Target Premium. For premiums in excess of one Target Premium the current charge is 0% and the guaranteed charge is 4%.
3	The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum amount of Basic Sum Insured Target Premium for a non-substandard
rated Policy is $2.58 per $1,000 of Face Amount and the maximum amount for a non-substandard
rated Policy is $115.00 per $1,000 of Face Amount.
4	The surrender charge is imposed upon full surrender of the Policy. The surrender charge decreases every year during the Surrender Charge Period until it reaches 0%. The Policy’s surrender charges and the Surrender Charge Period vary based on the insured’s age at issue, sex, and underwriting class for the Initial Face Amount and each increase in Face Amount. The surrender charge shown in the table above maynot be representative of the charges you will pay Contact our
Customer Service Office
Contact Center or write to us at our Mailing Address

TRANSACTION FEES
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Alternate Net Cash Surrender Value Rider Charge	At issue	$1.00 per $1,000 of Basic Sum Insured (with a minimum charge of $250.00 and a maximum charges of $500.00)	$1.00 per $1,000 of Basic Sum Insured (with a minimum charge of $250.00 and a maximum charges of $500.00)
Reinstatement Charge	Upon reinstatement
(1)   any amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse; plus
(2)   interest on Policy Debt from the date of lapse to the date of reinstatement;
plus
(3)   the difference between the surrender charge in effect at the time the Policy lapsed and the surrender charge in effect on the date of reinstatement; plus
(4)   carrying charges on any Lien from date of lapse to the date of reinstatement

Lost Policy Fee	If a duplicate policy is requested	$100	None
Representative costs may vary from the costs you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the underlying mutual fund fees and expenses.

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses)
Charge	When Charge Is Deducted	Amount Deducted
		Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Base Contract Charge:
Cost of Insurance 1
Maximum First Year Charge	Monthly	$5.15 per $1,000 of Net Amount at Risk (NAR) 2
Minimum First Year Charge	Monthly	$0.01 per $1,000 of NAR 3
First Year Cost of Insurance Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.10 per $1,000 of NAR

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses) (continued)
Charge	When Charge Is Deducted	Amount Deducted
		Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Mortality and Expense Risk Charge	Monthly	.25% annually of the Policy Account Value in the variable investment options	.00% annually of the Policy Account Value in the variable investment options
Administrative Expenses 4 (per $1,000)
		Maximum Guaranteed Charge	Current Charge
Maximum Charge	Monthly	$0.94 per $1,000 of Basic Sum Insured and each Policy Segment in all Policy Years	$0.94 per $1,000 of Basic Sum Insured and each Policy Segment for the first ten Policy Years and first ten Coverage Years for each Policy Segment
Minimum Charge	Monthly	$0.05 per $1,000 of Basic Sum Insured and each Policy Segment in all Policy Years	$0.05 per $1,000 of Basic Sum Insured and each Policy Segment for the first ten Policy Years and first ten coverage Years for each Policy Segment
Administrative Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$0.16 per $1,000 of Basic Sum Insured
Indexed Account Charge	Monthly	1.00 % annually of the Policy Account Value in the Indexed Account	.45 % annually of the Policy Account Value in the Indexed Account
Policy Charge	Monthly	$7.50	$7.50 to the later of the 30 th Policy Anniversary or the insured’s Attained Age 100
Interest on Policy Loans
Standard Loans 5,6	Annually, in arrears, on the Policy Anniversary	4 % annually on all outstanding Policy Debt until the later of the Insured’s Attained Age 60 or the 10 th Policy Anniversary. See footnotes for charges thereafter. 6
Indexed Loans 7	Annually, in arrears, on the Policy Anniversary	6 % annually on all outstanding Policy Debt
Carrying Charges on Liens	Annually, in arrears, on the Policy Anniversary
For Liens up to the Policy Account Value, the lesser of the standard policy loan interest rate and the Variable Interest Rate. For Liens over the Policy Account Value, the Variable Interest Rate.
See
“Enhanced Accelerated Benefit (EAB) Rider”

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses) (continued)
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Optional Benefits Charges 8
Accidental Death Benefit Rider (ADB)
Maximum First Year Charge	Monthly	$.11 per $1,000 of ADB Face Amount
Minimum First Year Charge	Monthly	$.06 per $1,000 of ADB Face Amount
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.07 per $1,000 of ADB Face Amount
Waiver of Monthly Deductions Rider (WMD)
Maximum First Year Charge	Monthly	$.11 per $1.00 of Monthly Deduction
Minimum First Year Charge	Monthly	$.01 per $1.00 of Monthly Deduction
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.04 per $1.00 of Monthly Deduction
Whole Life Purchase Option Rider (WLPO)
Maximum First Year Charge	Monthly	$.40 per $1,000 of WLPO face amount
Minimum First Year Charge	Monthly	$.02 per $1,000 of WLPO face amount
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.13 per $1,000 of WLPO Face amount

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses) (continued)
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Disability Benefit Rider (waiver of specified amount) (DB)
Maximum First Year Charge	Monthly	$9.67 per $100 of the Specified Amount as defined in the DBR
Minimum First Year Charge	Monthly	$.93 per $100 of the Specified Amount as defined in the DBR
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$3.06 per $100 of Specified Amount
Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

1	The cost of insurance charge varies based on the insured’s age, policy duration, sex, underwriting class and Face Amount for the Initial Face Amount and each increase in Face Amount. See
“Deductions and Charges.”
The representative cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
2	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard. For substandard risks the maximum first year guaranteed or current charge is $34.80 per $1,000 of NAR.
3	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard. For substandard risks the minimum first year guaranteed or current charge is $0.01 per $1,000 of NAR.
4	Currently, the administrative charge is imposed for the first 10 Policy Years and Coverage Years only. It is based on the insured’s age, sex, and underwriting class for the Basic Sum Insured and each Policy Segment. See
“Deductions and Charges.”
The administrative charge shown in the table may not be representative of the charges you will pay. For more details, contact your registered representative.
5	After the later of the Insured’s Attained Age 60 or the 10
th
Policy Anniversary the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3% for all outstanding and new Policy loans.
6	After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing for a standard loan would be: (i) on a current basis
, 1% annually until the later of the insured’s Attained Age 60 or the 10 th
Policy Anniversary, and 0% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis
, 1% annually until the later of the insured’s Attained Age 60 or the 10 th
Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.
7	Beginning on the 5
th
Policy Anniversary, the policyowner will have the option of taking a standard Policy loan or an indexed Policy loan. Only one type of Policy loan may be outstanding at any time. Amounts borrowed from Policy Account Value in the indexed option, if borrowed as an indexed loan, do not go into a separate Loan Collateral Account. These amounts are credited interest at 1.5% for Policy Account Value in the Holding Account and with index-linked interest for Policy Account Value in Indexed Segments.
8	Charges for the ADB Rider, the WLPO Rider, the WMD Rider, and the DB Rider vary based on individual characteristics of the insured. The charges shown for the ADB, WMD, and DB riders are for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard; for substandard there is an additional multiple increase. The charges shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. A complete list of the Funds available under the Policy, including their annual expenses, may be found at the back of this Prospectus.
Annual Portfolio Company Expenses
(expenses that are deducted from Portfolio Company assets of the underlying mutual funds including management fees, distribution [and/or service]
(12b-1)
fees, and other expenses).

	Minimum	Maximum
Total Annual Portfolio Company Expenses 1,2	0.10%	1.62%

1	The range of Total Annual Fund Operating Expenses shown above does not take into account any contractual and/or voluntary arrangements under which the funds’ advisers currently reimburse fund expenses or waive fees. Please see the prospectus for each underlying fund for more information about that fund’s expenses.
2	If a policyowner is deemed to have engaged in “market timing,” a mutual fund may assess redemption fees. See “Frequent Transfers Among the Variable Investment Options.”

Transaction Expenses [Table Text Block]
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer Policy Account Value between the investment options and the fixed-rate option.

TRANSACTION FEES
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge and Current Charge
Premium Charge (includes any applicable premium taxes) 1	Upon each premium payment	In each of Policy and Coverage Years 1-10 2 : • 8% of premiums paid up to one Target Premium 3 • 4% of premiums paid in excess of one Target Premium 3
Surrender Charge 4
Maximum First Year Surrender Charge	Upon full surrender of the Policy 4	$ 45.28 per $1,000 of Basic Sum Insured
Minimum First Year Surrender Charge	Upon full surrender of the Policy 4	$11.22 per $1,000 of Basic Sum Insured
First Year Surrender Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Upon full surrender of the Policy 4	$20.65 per $1,000 of Basic Sum Insured
		Maximum Guaranteed Charge	Current Charge
Transfer Charge	Upon transfer	$25 per transfer (first 12 per year are free)	None
Policy Continuation Rider	When benefit is elected	4.5% of Policy Account Value	3.5 % of Policy Account Value
Enhanced Accelerated Benefit Rider (EAB Rider) Charge	When benefit is first exercised	$250	$250

1	The premium charge includes a charge for applicable premium taxes, which vary from jurisdiction to jurisdiction and, in those jurisdictions that charge them, currently range from 0.08%-5% (and certain municipalities in Kentucky charge an additional premium tax of up to 16% on first year premiums only).

2	Premium charges decline after Policy and Coverage Year 10. In each of Policy and Coverage Years 11 and beyond the guaranteed and current charge is 4% of premiums paid up to one Target Premium. For premiums in excess of one Target Premium the current charge is 0% and the guaranteed charge is 4%.
3	The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum amount of Basic Sum Insured Target Premium for a non-substandard
rated Policy is $2.58 per $1,000 of Face Amount and the maximum amount for a non-substandard
rated Policy is $115.00 per $1,000 of Face Amount.
4	The surrender charge is imposed upon full surrender of the Policy. The surrender charge decreases every year during the Surrender Charge Period until it reaches 0%. The Policy’s surrender charges and the Surrender Charge Period vary based on the insured’s age at issue, sex, and underwriting class for the Initial Face Amount and each increase in Face Amount. The surrender charge shown in the table above maynot be representative of the charges you will pay Contact our
Customer Service Office
Contact Center or write to us at our Mailing Address

TRANSACTION FEES
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Alternate Net Cash Surrender Value Rider Charge	At issue	$1.00 per $1,000 of Basic Sum Insured (with a minimum charge of $250.00 and a maximum charges of $500.00)	$1.00 per $1,000 of Basic Sum Insured (with a minimum charge of $250.00 and a maximum charges of $500.00)
Reinstatement Charge	Upon reinstatement
(1)   any amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse; plus
(2)   interest on Policy Debt from the date of lapse to the date of reinstatement;
plus
(3)   the difference between the surrender charge in effect at the time the Policy lapsed and the surrender charge in effect on the date of reinstatement; plus
(4)   carrying charges on any Lien from date of lapse to the date of reinstatement

Lost Policy Fee	If a duplicate policy is requested	$100	None
Representative costs may vary from the costs you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.
Premium Taxes, Description [Text Block]	Premium Charge	[2]
Premium Taxes, When Deducted [Text Block]	Upon each premium payment
Premium Taxes (of Premium Payments), Maximum [Percent]	8.00%	[3],[4]
Premium Taxes (of Premium Payments), Current [Percent]	4.00%	[3],[4]
Premium Taxes, Footnotes [Text Block]
1	The premium charge includes a charge for applicable premium taxes, which vary from jurisdiction to jurisdiction and, in those jurisdictions that charge them, currently range from 0.08%-5% (and certain municipalities in Kentucky charge an additional premium tax of up to 16% on first year premiums only).

2	Premium charges decline after Policy and Coverage Year 10. In each of Policy and Coverage Years 11 and beyond the guaranteed and current charge is 4% of premiums paid up to one Target Premium. For premiums in excess of one Target Premium the current charge is 0% and the guaranteed charge is 4%.
3	The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum amount of Basic Sum Insured Target Premium for a non-substandard
rated Policy is $2.58 per $1,000 of Face Amount and the maximum amount for a non-substandard
rated Policy is $115.00 per $1,000 of Face Amount.

Other Surrender Fees, Description [Text Block]	Surrender Charge	[5]
Other Surrender Fees, Footnotes [Text Block]	The surrender charge is imposed upon full surrender of the Policy. The surrender charge decreases every year during the Surrender Charge Period until it reaches 0%. The Policy’s surrender charges and the Surrender Charge Period vary based on the insured’s age at issue, sex, and underwriting class for the Initial Face Amount and each increase in Face Amount. The surrender charge shown in the table above maynot be representative of the charges you will pay Contact our
Customer Service Office
Contact Center or write to us at our Mailing Address
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the underlying mutual fund fees and expenses.

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses)
Charge	When Charge Is Deducted	Amount Deducted
		Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Base Contract Charge:
Cost of Insurance 1
Maximum First Year Charge	Monthly	$5.15 per $1,000 of Net Amount at Risk (NAR) 2
Minimum First Year Charge	Monthly	$0.01 per $1,000 of NAR 3
First Year Cost of Insurance Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.10 per $1,000 of NAR

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses) (continued)
Charge	When Charge Is Deducted	Amount Deducted
		Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Mortality and Expense Risk Charge	Monthly	.25% annually of the Policy Account Value in the variable investment options	.00% annually of the Policy Account Value in the variable investment options
Administrative Expenses 4 (per $1,000)
		Maximum Guaranteed Charge	Current Charge
Maximum Charge	Monthly	$0.94 per $1,000 of Basic Sum Insured and each Policy Segment in all Policy Years	$0.94 per $1,000 of Basic Sum Insured and each Policy Segment for the first ten Policy Years and first ten Coverage Years for each Policy Segment
Minimum Charge	Monthly	$0.05 per $1,000 of Basic Sum Insured and each Policy Segment in all Policy Years	$0.05 per $1,000 of Basic Sum Insured and each Policy Segment for the first ten Policy Years and first ten coverage Years for each Policy Segment
Administrative Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$0.16 per $1,000 of Basic Sum Insured
Indexed Account Charge	Monthly	1.00 % annually of the Policy Account Value in the Indexed Account	.45 % annually of the Policy Account Value in the Indexed Account
Policy Charge	Monthly	$7.50	$7.50 to the later of the 30 th Policy Anniversary or the insured’s Attained Age 100
Interest on Policy Loans
Standard Loans 5,6	Annually, in arrears, on the Policy Anniversary	4 % annually on all outstanding Policy Debt until the later of the Insured’s Attained Age 60 or the 10 th Policy Anniversary. See footnotes for charges thereafter. 6
Indexed Loans 7	Annually, in arrears, on the Policy Anniversary	6 % annually on all outstanding Policy Debt
Carrying Charges on Liens	Annually, in arrears, on the Policy Anniversary
For Liens up to the Policy Account Value, the lesser of the standard policy loan interest rate and the Variable Interest Rate. For Liens over the Policy Account Value, the Variable Interest Rate.
See
“Enhanced Accelerated Benefit (EAB) Rider”

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses) (continued)
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Optional Benefits Charges 8
Accidental Death Benefit Rider (ADB)
Maximum First Year Charge	Monthly	$.11 per $1,000 of ADB Face Amount
Minimum First Year Charge	Monthly	$.06 per $1,000 of ADB Face Amount
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.07 per $1,000 of ADB Face Amount
Waiver of Monthly Deductions Rider (WMD)
Maximum First Year Charge	Monthly	$.11 per $1.00 of Monthly Deduction
Minimum First Year Charge	Monthly	$.01 per $1.00 of Monthly Deduction
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.04 per $1.00 of Monthly Deduction
Whole Life Purchase Option Rider (WLPO)
Maximum First Year Charge	Monthly	$.40 per $1,000 of WLPO face amount
Minimum First Year Charge	Monthly	$.02 per $1,000 of WLPO face amount
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$.13 per $1,000 of WLPO Face amount

PERIODIC CHARGES (Other than Mutual Fund Operating Expenses) (continued)
Amount Deducted
Charge	When Charge Is Deducted	Maximum Guaranteed Charge	Current Charge
Maximum Guaranteed Charge and Current Charge
Disability Benefit Rider (waiver of specified amount) (DB)
Maximum First Year Charge	Monthly	$9.67 per $100 of the Specified Amount as defined in the DBR
Minimum First Year Charge	Monthly	$.93 per $100 of the Specified Amount as defined in the DBR
Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	Monthly	$3.06 per $100 of Specified Amount
Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

1	The cost of insurance charge varies based on the insured’s age, policy duration, sex, underwriting class and Face Amount for the Initial Face Amount and each increase in Face Amount. See
“Deductions and Charges.”
The representative cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
2	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard. For substandard risks the maximum first year guaranteed or current charge is $34.80 per $1,000 of NAR.
3	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard. For substandard risks the minimum first year guaranteed or current charge is $0.01 per $1,000 of NAR.
4	Currently, the administrative charge is imposed for the first 10 Policy Years and Coverage Years only. It is based on the insured’s age, sex, and underwriting class for the Basic Sum Insured and each Policy Segment. See
“Deductions and Charges.”
The administrative charge shown in the table may not be representative of the charges you will pay. For more details, contact your registered representative.
5	After the later of the Insured’s Attained Age 60 or the 10
th
Policy Anniversary the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3% for all outstanding and new Policy loans.
6	After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing for a standard loan would be: (i) on a current basis
, 1% annually until the later of the insured’s Attained Age 60 or the 10 th
Policy Anniversary, and 0% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis
, 1% annually until the later of the insured’s Attained Age 60 or the 10 th
Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.
7	Beginning on the 5
th
Policy Anniversary, the policyowner will have the option of taking a standard Policy loan or an indexed Policy loan. Only one type of Policy loan may be outstanding at any time. Amounts borrowed from Policy Account Value in the indexed option, if borrowed as an indexed loan, do not go into a separate Loan Collateral Account. These amounts are credited interest at 1.5% for Policy Account Value in the Holding Account and with index-linked interest for Policy Account Value in Indexed Segments.
8	Charges for the ADB Rider, the WLPO Rider, the WMD Rider, and the DB Rider vary based on individual characteristics of the insured. The charges shown for the ADB, WMD, and DB riders are for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard; for substandard there is an additional multiple increase. The charges shown may not be representative of the charges that you will pay. For more details, contact your registered representative.

Insurance Cost, Description [Text Block]	Cost of Insurance	[6]
Insurance Cost, Footnotes [Text Block]
1	The cost of insurance charge varies based on the insured’s age, policy duration, sex, underwriting class and Face Amount for the Initial Face Amount and each increase in Face Amount. See
“Deductions and Charges.”
The representative cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
2	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard. For substandard risks the maximum first year guaranteed or current charge is $34.80 per $1,000 of NAR.
3	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker
and standard. For substandard risks the minimum first year guaranteed or current charge is $0.01 per $1,000 of NAR.

Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	0.25%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	0.00%
Administrative Expenses, Description [Text Block]	Administrative Expenses 4 (per $1,000)	[7]
Administrative Expense, Footnotes [Text Block]	Currently, the administrative charge is imposed for the first 10 Policy Years and Coverage Years only. It is based on the insured’s age, sex, and underwriting class for the Basic Sum Insured and each Policy Segment. See
“Deductions and Charges.”
The administrative charge shown in the table may not be representative of the charges you will pay. For more details, contact your registered representative.
Optional Benefit Charge, Description [Text Block]	Optional Benefits Charges 8	[8]
Annual Portfolio Company Expenses [Table Text Block]
The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. A complete list of the Funds available under the Policy, including their annual expenses, may be found at the back of this Prospectus.
Annual Portfolio Company Expenses
(expenses that are deducted from Portfolio Company assets of the underlying mutual funds including management fees, distribution [and/or service]
(12b-1)
fees, and other expenses).

	Minimum	Maximum
Total Annual Portfolio Company Expenses 1,2	0.10%	1.62%

1	The range of Total Annual Fund Operating Expenses shown above does not take into account any contractual and/or voluntary arrangements under which the funds’ advisers currently reimburse fund expenses or waive fees. Please see the prospectus for each underlying fund for more information about that fund’s expenses.
2	If a policyowner is deemed to have engaged in “market timing,” a mutual fund may assess redemption fees. See “Frequent Transfers Among the Variable Investment Options.”

Portfolio Company Expenses [Text Block]	Total Annual Portfolio Company Expenses	[9],[10]
Portfolio Company Expenses Minimum [Percent]	0.10%
Portfolio Company Expenses Maximum [Percent]	1.62%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE POLICY

The principal risks of investing in the Policy are as follows:
Insurance Company Risks
An investment in the contract is subject to the risks related to us, including that any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-GUARDIAN.
Investment Risk.
If you invest your Policy’s cash value in one or more of the variable investment options and/or the indexed option, then you will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy’s cash value, which can significantly reduce your Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value. It is possible to lose your full investment and your Policy could lapse without value, unless you pay additional premium. If you allocate cash value to the fixed-rate option, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 1.5%.
Surrender and Withdrawal Risks.
The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and should not be used as a short-term savings vehicle. If you surrender the Policy within the Surrender Period, you will be subject to a surrender charge as well as income tax on any gain that is distributed or deemed to be distributed from the Policy. You will also be subject to a surrender charge if you make a partial withdrawal from the Policy within the Surrender Period if the partial withdrawal reduces the face amount.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy’s cash value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse (terminate without value), because surrender charges determine the cash surrender value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly lapse).
Risk of Lapse.
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the variable investment options and/or indexed option is poor. If your cash surrender value is not enough to pay the Monthly Deduction, your Policy may enter a
61-day
grace period. We will notify you that the Policy will lapse unless you make a sufficient payment of additional premium during the grace period. Your Policy generally will not lapse if your Policy has the Guaranteed Coverage Rider or the No Lapse Guarantee. If your Policy does lapse, your insurance coverage will terminate, although you will be given an opportunity to reinstate it. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Tax Risks.
We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. However, the rules are not entirely clear in certain circumstances, for example, if your Policy is issued on a substandard basis. The death benefit under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy’s cash value will be taxed currently.
Even if your Policy is treated as a life insurance contract for Federal tax purposes, it may become a modified endowment contract due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your Policy becomes a modified endowment contract, surrenders, partial withdrawals, loans, and use of the Policy as collateral for a loan will be treated as a distribution of the earnings in the Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Policy Owner is under age 59
1
/2 at the time of the surrender, partial withdrawal or loan, the amount that is included in income will generally be subject to a 10% penalty tax.

If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. However, different rules apply in the first fifteen Policy years, when distributions accompanied by benefit reductions may be taxable prior to a complete withdrawal of your investment in the Policy. Moreover, loans will generally not be treated as distributions prior to termination of your Policy, whether by lapse, surrender or exchange. Additionally, the tax consequences of loans outstanding after the tenth Policy year are uncertain. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax. See “Federal Tax Considerations.”
You should consult a qualified tax adviser for assistance in all Policy-related tax matters.
Loan Risks.
A loan, whether or not repaid, will affect the cash value of your Policy over time because we subtract the amount of the loan from the variable investment options, indexed option, and/or fixed-rate option as collateral, and hold it in our Loan Account. This loan collateral does not participate in the investment experience of the variable investment options and/or indexed option or receive any higher current interest rate credited to the fixed-rate option.
We also reduce the amount we pay on the insured’s death by the amount of any outstanding loan and accrued loan interest. Your Policy may lapse if your outstanding loan and accrued loan interest reduce the cash surrender value to zero.
If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and partial withdrawals exceed the premiums paid. Since loans and partial withdrawals reduce your Policy’s cash value, any remaining cash value may be insufficient to pay the income tax due.
Limitations on Cash Value in the Fixed Account.
You may allocate some or all of your Net Premiums to the fixed-rate option, and may transfer some or all of your Policy Account Value into the fixed-rate option. We can restrict allocations and transfers to the fixed-rate option. You may only transfer your Policy Account Value out of the fixed-rate option once each Policy Year. The maximum that you may transfer out of the fixed-rate option each Policy Year is either 33
1
⁄
3
% of your Policy Account Value allocated to the fixed-rate option on the Policy Anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so.
Tax Law Changes.
Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.
Risks of the Underlying Mutual Funds
. A comprehensive discussion of the risks associated with each of the underlying mutual funds can be found in the prospectuses, which you can obtain by calling
1-888-GUARDIAN
(1-888-482-7342).
There is no assurance that any of the underlying mutual funds will achieve its stated investment objective.
BUSINESS CONTINUITY RISK
Our variable product business is highly dependent upon our employees, and the employees of our service providers and business partners, being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include, among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we, or our service providers, will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.
CYBER SECURITY RISK
Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your Policy transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
DEATH BENEFIT OPTIONS
You have a choice of three death benefit options (Option or Options) with this Policy. You must choose the Option you want when you complete your application. You should choose the Option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and lower Monthly Deductions best fit your needs you should choose Option
The Option you elected will take effect and be issued as part of the Policy once you have paid at least your Minimum to Issue Premium.
1. If you want the potential to increase the amount of your insurance coverage beyond your Policy’s Face Amount you should choose Option 2. If you want to recapture the premiums you have paid into the Policy, you should choose Option 3. You may change your death benefit option at any time on and after the first Policy Anniversary, subject to certain limitations and conditions. See “
Changing Your Death Benefit Option
.”
Option 1
Under Option 1, your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Face Amount; or

•
the minimum death benefit required under Section 7702 as calculated on the Monthly Processing Date preceding the date of death, less any partial withdrawals that may have occurred after that Monthly Processing Date; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code, as calculated as of the date of death.
Under Option 1, if your investments perform well and the Policy Account Value increases by a sufficient amount, then the Net Amount at Risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.
Option 2
Under Option 2, your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Face Amount plus the Policy Account Value, if greater than zero, or

•
the minimum death benefit required under Section 7702 as calculated on the Monthly Processing Date preceding the date of death, less any partial withdrawals that may have occurred after that Monthly Processing Date; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code, as calculated as of the date of death.
Under Option 2, your death benefit will vary based on your investment performance and the premiums you pay. Even if your investments perform poorly, your death benefit will never be lower than the Face Amount. The Net Amount at Risk will not change unless we have to increase the death benefit to comply with Section 7702 of the Internal Revenue Code.
Option 3
Under Option 3, your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Face Amount plus Net Accumulated Premiums, or

•
the minimum death benefit required under Section 7702 as calculated on the Monthly Processing Date preceding the date of death, less any partial withdrawals that may have occurred after that Monthly Processing Date; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code, as calculated as of the date of death.
Under Option 3, as under Option 1, if your investments perform well, then the Net Amount at Risk will generally be lower. Also, the more premiums you pay, the lower your Net Amount at Risk will generally be. When your Net Amount at Risk is reduced, the amount that we deduct for the cost of insurance charges each month may also go down.
Age 100 and After
At the insured’s Attained Age 100, current charges, with the exception of the Indexed Account Charge, are zero and Additional Sum Insured coverage terminates; interest on Policy loans and carrying charges on Liens will continue to be charged.
On the Policy Anniversary closest to the insured’s 121st birthday you may request that a maturity benefit equal to the Policy’s Net Cash Surrender Value be paid to you, the successor owner, or your estate at that time, and this Policy will no longer be in effect.
If you do not request the maturity benefit, this Policy will continue subject to the following rules:

•	No additional premiums can be paid,

•	The death benefit option shall be changed to Option 1 and no further death benefit option changes can be made,

•	The Monthly Deduction will be zero,

•	Interest on Policy Debt will continue to be charged and normal loan processing will continue; however, any indexed loans outstanding will be converted to standard loans,

•	Lien carrying charges will continue to accrue;

•	No partial withdrawals may be made; full surrenders are allowed, and

•
All Policy Account Value not supporting a Policy Loan is transferred to the fixed-rate option. If the Indexed Option Alternate Account value is greater than the value of the indexed option at that time, the difference will also be transferred to the fixed-rate option.

Section 7702 — Life Insurance Qualification
The Policy is intended to qualify under Section 7702 of the Internal Revenue purposes. The provisions of the Policy and any additional benefits by rider will be interpreted to ensure such qualification, notwithstanding language to the contrary.
Section 7702 requires a minimum death benefit payable in order for policies to qualify as life insurance.
We calculate this minimum using one of two methods: the Cash Value Accumulation Test (Cash Value Test) or the Guideline Premium and Cash Value Corridor Test (Guideline Premium Test). If you elect death benefit Option 2 or 3, you decide which test you want used when you complete your application. If you elect death benefit Option 1, we will use the Cash Value Test.

If you do not make an election on your application, we will assume that you intended to elect the Guideline Premium Test.
Here are some general guidelines for choosing between the Cash Value Test and the Guideline Premium Test:
Comparing the Death Benefit qualification tests

Effect of choice of test on:	Cash Value Accumulation Test	Guideline Premium and Cash Value Corridor Test
Premium payments	Allows flexibility to pay more premium	Premium Payments are limited under the Internal Revenue Code
Death benefit	Generally higher as Policy duration increases	May be higher in early years of the Policy
Monthly cost of insurance charges	May be higher, if the death benefit is higher	May be lower, except in early years of the Policy
Face amount decreases	Will not require return of premium or distribution of Policy Account Value	May require return of premium or distribution of Policy Account Value to continue Policy as life insurance
The minimum death benefit required on any date is the greater of the Policy Account Value or, if applicable, the Alternate Net Cash Surrender Value on that date multiplied by the death benefit factor shown in your Policy. These death benefit factors vary depending on whether you have selected the Cash Value Test or the Guideline Premium Test. For purposes of calculating the minimum death benefit, if the amount in the indexed option is less than the amount in the Indexed Option Alternate Account, the difference will be added to the Policy Account Value.
See the “Statement of Additional Information” for further information on
CHANGING YOUR DEATH BENEFIT OPTION
On and after the first Policy Anniversary you may change your death benefit option from Option 2 or 3 to Option 1, as long as the insured is alive when we make the change.
No evidence of insurability will be required for death benefit option changes. Such changes take effect on the Monthly Processing Date following or coinciding with our receipt in Good Order of your signed request. Changing the death benefit option may have adverse tax consequences. You should consult a tax adviser before doing so.
If you change the death benefit option to Option 1, we will increase the Policy’s Face Amount to keep the death benefit the same immediately before and after the change. The increase is applied directly to the Basic Sum Insured portion of the Initial Face Amount. If you change the death benefit to Option 1, and you have selected the Guideline Premium qualification test, you may retain that test.
We do not deduct a surrender charge or impose new surrender charges in connection with changes in the death benefit option. The administrative charge and Target Premiums are not affected by a change in death benefit options.
Limitations on your right to change the death benefit option
We will not approve any request to change the death benefit option:

•	if the Monthly Deduction is being waived under the Waiver of Monthly Deductions rider;

•	if you exercise the benefit under the Policy Continuation Rider. If you do so, we will change your death benefit to Option 1 and no subsequent changes will be permitted;

•	If you exercise the benefit under the EAB Rider. If you do so, we will change your death benefit to Option 1 and no subsequent changes will be permitted;

•	once the insured has reached Attained Age 121. When this occurs, the death benefit option is automatically changed to Option 1 and no further changes are permitted; or

•	if the Face Amount after the change would be less than the minimum required Face Amount.
PAYING THE DEATH BENEFIT
We will pay a death benefit to the beneficiaries named in your Policy when we receive proof that the insured has died while the Policy was in effect. The proceeds payable are calculated as set forth in “
Policy Proceeds
.” If there is reason to dispute the Policy, then we may delay the payment of death benefits. See the “Statement of Additional Information.”

Standard Death Benefit [Text Block]
DEATH BENEFIT OPTIONS
You have a choice of three death benefit options (Option or Options) with this Policy. You must choose the Option you want when you complete your application. You should choose the Option that best meets your insurance needs and investment objectives. If a fixed amount of insurance coverage and lower Monthly Deductions best fit your needs you should choose Option
The Option you elected will take effect and be issued as part of the Policy once you have paid at least your Minimum to Issue Premium.
1. If you want the potential to increase the amount of your insurance coverage beyond your Policy’s Face Amount you should choose Option 2. If you want to recapture the premiums you have paid into the Policy, you should choose Option 3. You may change your death benefit option at any time on and after the first Policy Anniversary, subject to certain limitations and conditions. See “
Changing Your Death Benefit Option
.”
Option 1
Under Option 1, your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Face Amount; or

•
the minimum death benefit required under Section 7702 as calculated on the Monthly Processing Date preceding the date of death, less any partial withdrawals that may have occurred after that Monthly Processing Date; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code, as calculated as of the date of death.
Under Option 1, if your investments perform well and the Policy Account Value increases by a sufficient amount, then the Net Amount at Risk will be lower. When this happens, the amount that we deduct for the cost of insurance charges each month may also go down.
Option 2
Under Option 2, your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Face Amount plus the Policy Account Value, if greater than zero, or

•
the minimum death benefit required under Section 7702 as calculated on the Monthly Processing Date preceding the date of death, less any partial withdrawals that may have occurred after that Monthly Processing Date; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code, as calculated as of the date of death.
Under Option 2, your death benefit will vary based on your investment performance and the premiums you pay. Even if your investments perform poorly, your death benefit will never be lower than the Face Amount. The Net Amount at Risk will not change unless we have to increase the death benefit to comply with Section 7702 of the Internal Revenue Code.
Option 3
Under Option 3, your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Face Amount plus Net Accumulated Premiums, or

•
the minimum death benefit required under Section 7702 as calculated on the Monthly Processing Date preceding the date of death, less any partial withdrawals that may have occurred after that Monthly Processing Date; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code, as calculated as of the date of death.
Under Option 3, as under Option 1, if your investments perform well, then the Net Amount at Risk will generally be lower. Also, the more premiums you pay, the lower your Net Amount at Risk will generally be. When your Net Amount at Risk is reduced, the amount that we deduct for the cost of insurance charges each month may also go down.

Item 11. Other Benefits Available (N-6) [Text Block]
Other Benefits Under the Policy
In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit may be found in the Fee Table.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions / Limitations
Dollar Cost Averaging Transfer Option	Allows you to transfer the same dollar amount from an available money market variable investment option to another allocation option or options each month	Standard	• Not available if a Lien is outstanding • Must transfer at least $100 for each allocation
Automatic Rebalancing	Allows you to automatically rebalance your Policy Account Value in variable investment options every three months to maintain your desired asset allocations	Standard	• Not available if a Lien is outstanding • Does not apply to the fixed-rate or indexed options
No Lapse Guarantee	Ensures that your Policy, and any applicable riders, will not lapse, even if poor investment performance and/or excess Policy Debt means that the Policy Account Value less Policy Debt, after subtracting the Monthly Deduction, on a Monthly Processing Date, is less than zero	Standard
• Insured must be 75 or younger on the Policy Date

• Terminates at end of stated period based on Insured’s age at issue

• Not available on policies rated sub-standard or with a flat extra

• Subject to No Lapse Guarantee Test to keep your Policy in force

Guaranteed Coverage Rider	Ensures that your Policy, and any applicable riders, will not lapse, even if poor investment performance and/or excess Policy Debt means that the Policy Account Value less Policy Debt, after subtracting the Monthly Deduction, on a Monthly Processing Date, is less than zero	Standard
• Insured must be 75 or younger on the Policy Date

• Only available with death benefit Option 1

• Terminates at age 85

• Not available on policies rated
sub-standard
or with a flat extra

• Subject to Guaranteed Coverage Rider Test to keep your Policy in force

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions / Limitations
Accidental Death Benefit Rider	Provides an additional death benefit if death is due to an accident on or before the Insured’s 75 th birthday	Optional	• Only available at issue • Maximum coverage under this rider is the lesser of (i) $500,000 or (ii) the Initial Face Amount • Issue Ages 5-65
Waiver of Monthly Deductions	Provides for the waiver of all Monthly Deductions when the insured is totally disabled	Optional
• Only available at issue

•  Continues for life if the disability occurs prior to age 60

• Terminates at age 65 (if not disabled)

• Only available on Policies with Face Amount less than $5,000,000 for standard or higher underwriting classes ($3,000,000 for substandard through Class 4)

• Issue ages 5-55

Disability Benefit Rider	Provides for the crediting of a specified amount when the insured is totally disabled, as if it were paid by the policyowner	Optional
• Only available at issue

• Continues for life if the disability occurs prior to age 60

• Terminates at age 65 if not disabled

• Only available on Policies with Face Amount less than $5,000,000 ($3,000,000 for substandard through Class 4)

• Issue ages 5-55

Whole Life Purchase Option Rider	Allows the policyowner to purchase, at specified dates, without evidence of insurability a whole life policy	Optional	• Age limits apply • Only available at issue • Cannot exceed the lessor of $250,000 or the Initial Face
Select Security Rider	Prevents the policyowner from making certain changes without the consent of the policyowner’s employer	Optional
Policy Continuation Rider	Allows the Policy to continue with a reduced death benefit if the Policy is in danger of lapsing because of excessive policy loans	Standard
• Must elect the Guideline Premium Test

• Only available at issue

• Any indexed loans will be changed to standard loans, any unloaned Policy Account Value will be transferred to the fixed-rate option and the excess of the Indexed Option Alternate Account value over the indexed option value will be transferred to the fixed-rate option

• May have tax consequences

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions / Limitations
Alternate Net Cash Surrender Value Rider	Provides high early cash value in the Policy during the first 84 Policy Months	Optional
• Maximum issue age is 85

• Only available at issue

• Required for corporate owned policies covering multiple lives

• Surrender must occur prior to the completion of the seventh Policy Year to receive a benefit

• Minimum Policy Face Amount of $250,000 required

• Any outstanding Policy Liens will reduce the Alternate Net Cash Surrender Value paid

Enhanced Accelerated Benefit Rider (Accelerated Death Benefit)	Provides the policyowner the ability to accelerate a part of the Policy’s death benefit prior to death with an interest-bearing lien if the insured has a chronic illness or becomes terminally ill and certain conditions are met	Optional	• Only available at issue • Not available for corporate-owned policies insuring multiple lives • Issue ages 15-75
Exchange of Policy Provision	Provides the policyowner the ability to exchange this Policy for a level premium fixed-benefit whole life policy that Guardian makes available on an original age basis.	Standard	• May be exercised until the insured’s attained age 90

Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX A

FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/FS_VUL2018/index.html?where=eengine.goToDocument (%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at
1-888-
GUARDIAN
(1-888-482-7342)
or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	-8.53%	4.76%	10.22%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-26.80%	2.72%	5.68%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth Class II Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited	1.10%	-30.78%	10.59%	11.39%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds th e composite yield on the securities comprising the S&P 500 ® Index.	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.76%	-5.25%	7.88%	9.91%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) (1) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%

(1)
There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly n
e
gative. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity VIP Index 500 Portfolio (Initial) Fidelity Management & Research Company and its affiliates Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund (2) Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	-5.22%	7.17%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund (2) Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.10%	-17.24%	8.70%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund (2) Park Avenue Institutional Advisers LLC	0.93%	-32.75%	6.72%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	-14.19%	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	-20.86%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.93%	-17.44%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series II) Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc.	1.05%	-20.75%	5.92%	8.03%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Seeks capital appreciation.	MFS ® Investors Trust Series (Service Class) Massachusetts Financial Services Company	1.03%	-16.69%	8.18%	11.15%

(2)	Fund will be available as a variable investment option under the Contract on or about October 22, 2023.

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation.	MFS ® Research Series (Service Class) Massachusetts Financial Services Company	1.04%	-17.43%	8.62%	11.41%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.77%	-14.39%	-0.28%	0.82%
Current income and long-term growth of capital.	Pioneer Equity Income VCT Portfolio (Class II) Amundi Asset Management US Inc.	1.03%	-7.94%	5.62%	10.17%
Seeks capital appreciation.	Putnam VT Core Equity Fund IB Formerly Putnam VT Multi-Cap Core Fund IB Putnam Investment Management, LLC. Putnam Investments Limited (PIL)	0.94%	-15.77%	9.50%	12.55%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	-13.55%	2.80%	3.96%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	-15.81%	2.33%	5.09%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	-22.46%	-2.99%	1.05%

Prospectuses Available [Text Block]	The following is a list of Funds available under the policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/FS_VUL2018/index.html?where=eengine.goToDocument (%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at
1-888-
GUARDIAN
(1-888-482-7342)
or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.75%	-8.53%	4.76%	10.22%
Total return through a combination of growth and income.	Davis Real Estate Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	1.00%	-26.80%	2.72%	5.68%
To seek to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth Class II Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Macquarie Investment Management Global Limited	1.10%	-30.78%	10.59%	11.39%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds th e composite yield on the securities comprising the S&P 500 ® Index.	Fidelity VIP Equity-Income Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.76%	-5.25%	7.88%	9.91%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) (1) Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.	0.49%	1.26%	0.94%	0.52%

(1)
There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly n
e
gative. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity VIP Index 500 Portfolio (Initial) Fidelity Management & Research Company and its affiliates Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks a high level of current income consistent with growth of capital.	Guardian Equity Income VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.55%	N/A	N/A	N/A
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund (2) Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	-5.22%	7.17%	N/A
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	-21.13%	7.02%	N/A
The Fund seeks long-term growth of capital.	Guardian Mid Cap Traditional Growth VIP Fund (2) Park Avenue Institutional Advisers LLC Janus Henderson Investors US LLC	1.10%	-17.24%	8.70%	N/A
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	-31.51%	9.17%	N/A

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund (2) Park Avenue Institutional Advisers LLC	0.93%	-32.75%	6.72%	N/A
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	-14.19%	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	-20.86%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.93%	-17.44%	N/A	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	-10.08%	N/A	N/A
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series II) Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
Long-term growth of capital.	Invesco V.I. Core Equity Fund (Series II) Invesco Advisers, Inc.	1.05%	-20.75%	5.92%	8.03%
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) Invesco Advisers, Inc.	0.82%	-7.71%	5.35%	8.12%
Seeks long-term growth of capital.	Janus Henderson Research Portfolio (Service Shares) Janus Henderson Investors US LLC	0.81%	-30.06%	7.90%	11.16%
Seeks capital appreciation.	MFS ® Investors Trust Series (Service Class) Massachusetts Financial Services Company	1.03%	-16.69%	8.18%	11.15%

(2)	Fund will be available as a variable investment option under the Contract on or about October 22, 2023.

As of December 31, 2022
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks capital appreciation.	MFS ® Research Series (Service Class) Massachusetts Financial Services Company	1.04%	-17.43%	8.62%	11.41%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio (Advisor Class) PIMCO	0.77%	-14.39%	-0.28%	0.82%
Current income and long-term growth of capital.	Pioneer Equity Income VCT Portfolio (Class II) Amundi Asset Management US Inc.	1.03%	-7.94%	5.62%	10.17%
Seeks capital appreciation.	Putnam VT Core Equity Fund IB Formerly Putnam VT Multi-Cap Core Fund IB Putnam Investment Management, LLC. Putnam Investments Limited (PIL)	0.94%	-15.77%	9.50%	12.55%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2 Shares) Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	-13.55%	2.80%	3.96%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	-15.81%	2.33%	5.09%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	-36.36%	0.04%	8.86%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	-22.46%	-2.99%	1.05%

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you make a premature withdrawal of cash from your Policy, you may incur various costs (e.g., a Surrender Charge) and also possible Federal income tax.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., variable investment options). Each investment option (including the indexed account and the fixed-rate option) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risk [Text Block]
Investment Risk.
If you invest your Policy’s cash value in one or more of the variable investment options and/or the indexed option, then you will be subject to the risk that investment performance will be unfavorable and that your cash value will decrease. In addition, we deduct Policy fees and charges from your Policy’s cash value, which can significantly reduce your Policy Account Value. During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value. It is possible to lose your full investment and your Policy could lapse without value, unless you pay additional premium. If you allocate cash value to the fixed-rate option, then we credit such cash value with a declared rate of interest. You assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 1.5%.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, including that any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-GUARDIAN.
Principal Risk [Text Block]
Insurance Company Risks
An investment in the contract is subject to the risks related to us, including that any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-GUARDIAN.
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
In general, in any month that your Policy Account Value is not large enough to cover a monthly deduction (i.e., the amount we deduct on the first day of each Policy month for charges such as the Policy fee), your Policy will be in default, and may lapse unless the No Lapse Guarantee or Guaranteed Coverage Rider is in effect and you have satisfied the requirements or you pay additional premiums. Your Policy Account Value can be impacted by poor investment performance of the variable investment options you select. Your Policy may also lapse if Policy loans plus accrued interest reduces the Policy Account Value to zero. Additionally, insufficient premium payments, withdrawals, and policy charges (including increases in those charges) could cause the Policy to lapse and you will no longer have insurance coverage.

If your Policy has lapsed, in most states you may reinstate it within seven years after the date of lapse. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. Death benefits will not be paid if the Policy has lapsed.

Principal Risk [Text Block]
Risk of Lapse.
Your Policy may lapse if you have paid an insufficient amount of premiums or if the investment experience of the variable investment options and/or indexed option is poor. If your cash surrender value is not enough to pay the Monthly Deduction, your Policy may enter a
61-day
grace period. We will notify you that the Policy will lapse unless you make a sufficient payment of additional premium during the grace period. Your Policy generally will not lapse if your Policy has the Guaranteed Coverage Rider or the No Lapse Guarantee. If your Policy does lapse, your insurance coverage will terminate, although you will be given an opportunity to reinstate it. Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Surrender and Withdrawal Risks [Member]
Prospectus:
Principal Risk [Text Block]
Surrender and Withdrawal Risks.
The Policies are designed to provide lifetime insurance protection. They are not offered primarily as an investment, and should not be used as a short-term savings vehicle. If you surrender the Policy within the Surrender Period, you will be subject to a surrender charge as well as income tax on any gain that is distributed or deemed to be distributed from the Policy. You will also be subject to a surrender charge if you make a partial withdrawal from the Policy within the Surrender Period if the partial withdrawal reduces the face amount.
You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Policy’s cash value in the near future. Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse (terminate without value), because surrender charges determine the cash surrender value, which is a measure we use to determine whether your Policy will enter the grace period (and possibly lapse).

Tax Risks [Member]
Prospectus:
Principal Risk [Text Block]
Tax Risks.
We anticipate that the Policy should be deemed to be a life insurance contract under Federal tax law. However, the rules are not entirely clear in certain circumstances, for example, if your Policy is issued on a substandard basis. The death benefit under the Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. If your Policy is not treated as a life insurance contract under Federal tax law, increases in the Policy’s cash value will be taxed currently.
Even if your Policy is treated as a life insurance contract for Federal tax purposes, it may become a modified endowment contract due to the payment of excess premiums or unnecessary premiums, due to a material change or due to a reduction in your death benefit. If your Policy becomes a modified endowment contract, surrenders, partial withdrawals, loans, and use of the Policy as collateral for a loan will be treated as a distribution of the earnings in the Policy and will be taxable as ordinary income to the extent thereof. In addition, if the Policy Owner is under age 59
1
/2 at the time of the surrender, partial withdrawal or loan, the amount that is included in income will generally be subject to a 10% penalty tax.

If the Policy is not a modified endowment contract, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. However, different rules apply in the first fifteen Policy years, when distributions accompanied by benefit reductions may be taxable prior to a complete withdrawal of your investment in the Policy. Moreover, loans will generally not be treated as distributions prior to termination of your Policy, whether by lapse, surrender or exchange. Additionally, the tax consequences of loans outstanding after the tenth Policy year are uncertain. Finally, neither distributions nor loans from a Policy that is not a modified endowment contract are subject to the 10% penalty tax. See “Federal Tax Considerations.”
You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Loan Risks [Member]
Prospectus:
Principal Risk [Text Block]
Loan Risks.
A loan, whether or not repaid, will affect the cash value of your Policy over time because we subtract the amount of the loan from the variable investment options, indexed option, and/or fixed-rate option as collateral, and hold it in our Loan Account. This loan collateral does not participate in the investment experience of the variable investment options and/or indexed option or receive any higher current interest rate credited to the fixed-rate option.
We also reduce the amount we pay on the insured’s death by the amount of any outstanding loan and accrued loan interest. Your Policy may lapse if your outstanding loan and accrued loan interest reduce the cash surrender value to zero.
If you surrender your Policy or your Policy lapses while there is an outstanding loan, there will generally be Federal income tax payable on the amount by which loans and partial withdrawals exceed the premiums paid. Since loans and partial withdrawals reduce your Policy’s cash value, any remaining cash value may be insufficient to pay the income tax due.

Limitations on Cash Value in the Fixed Account [Member]
Prospectus:
Principal Risk [Text Block]
Limitations on Cash Value in the Fixed Account.
You may allocate some or all of your Net Premiums to the fixed-rate option, and may transfer some or all of your Policy Account Value into the fixed-rate option. We can restrict allocations and transfers to the fixed-rate option. You may only transfer your Policy Account Value out of the fixed-rate option once each Policy Year. The maximum that you may transfer out of the fixed-rate option each Policy Year is either 33
1
⁄
3
% of your Policy Account Value allocated to the fixed-rate option on the Policy Anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so.
Tax Law Changes [Member]
Prospectus:
Principal Risk [Text Block]
Tax Law Changes.
Tax laws, regulations, and interpretations have often been changed in the past and such changes continue to be proposed. To the extent that you purchase a Policy based on expected tax benefits, relative to other financial or investment products or strategies, there is no certainty that such advantages will always continue to exist.
Risks of the Underlying Mutual Funds [Member]
Prospectus:
Principal Risk [Text Block]
Risks of the Underlying Mutual Funds
. A comprehensive discussion of the risks associated with each of the underlying mutual funds can be found in the prospectuses, which you can obtain by calling
1-888-GUARDIAN
(1-888-482-7342).
There is no assurance that any of the underlying mutual funds will achieve its stated investment objective.

BUSINESS CONTINUITY RISK [Member]
Prospectus:
Principal Risk [Text Block]
BUSINESS CONTINUITY RISK
Our variable product business is highly dependent upon our employees, and the employees of our service providers and business partners, being able to perform their job responsibilities, so our business is potentially susceptible to risks that impact employees and could adversely affect our ability to continue to conduct business. These risks include, among other things, natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of employees to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those working arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions. Such catastrophic events may also negatively affect the computer and other systems we rely upon, impact our ability to calculate accumulation unit values, or have other possible negative impacts. There can be no assurance that we, or our service providers, will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

CYBER SECURITY RISK [Member]
Prospectus:
Principal Risk [Text Block]
CYBER SECURITY RISK
Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your Policy transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

Davis Financial Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Davis Financial Portfolio
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Davis Selected Advisers, LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers- NY, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(8.53%)
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Davis Real Estate Portfolio
Prospectus:
Portfolio Company Name [Text Block]	Davis Real Estate Portfolio
Portfolio Company Objective [Text Block]	Total return through a combination of growth and income.
Portfolio Company Adviser [Text Block]	Davis Selected Advisers, LP
Portfolio Company Subadviser [Text Block]	Davis Selected Advisers- NY, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(26.80%)
Average Annual Total Returns, 5 Years [Percent]	2.72%
Average Annual Total Returns, 10 Years [Percent]	5.68%
Delaware Ivy VIP Mid Cap Growth Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Delaware Ivy VIP Mid Cap Growth Class II
Portfolio Company Objective [Text Block]	To seek to provide growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(30.78%)
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Fidelity VIP EquityIncome Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds th
e composite yield on the securities comprising the S&P 500
®
Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(5.25%)
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	9.91%
Fidelity VIP Government Money Market Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Government Money Market Portfolio (Service Class 2)	[11]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company and its affiliates Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	1.26%
Average Annual Total Returns, 5 Years [Percent]	0.94%
Average Annual Total Returns, 10 Years [Percent]	0.52%
Fidelity VIP Index 500 Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity VIP Index 500 Portfolio (Initial)
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company and its affiliates
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	(18.21%)
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Guardian Balanced Allocation VIP Fund
Prospectus:
Portfolio Company Name [Text Block]	Guardian Balanced Allocation VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian Core Fixed Income VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Core Fixed Income VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian Equity Income VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Equity Income VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks a high level of current income consistent with growth of capital.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian Growth Income VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Growth & Income VIP Fund	[12]
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(5.22%)
Average Annual Total Returns, 5 Years [Percent]	7.17%
Average Annual Total Returns, 10 Years [Percent]
Guardian Integrated Research VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Integrated Research VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(21.13%)
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]
Guardian Mid Cap Traditional Growth VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Mid Cap Traditional Growth VIP Fund	[12]
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(17.24%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]
Guardian Large Cap Disciplined Growth VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Large Cap Disciplined Growth VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks to maximize long-term growth.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(31.51%)
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]
Guardian Large Cap Fundamental Growth VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Large Cap Fundamental Growth VIP Fund	[12]
Portfolio Company Objective [Text Block]	The Fund seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(32.75%)
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]
Guardian Select Mid Cap Core VIP Fund
Prospectus:
Portfolio Company Name [Text Block]	Guardian Select Mid Cap Core VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks long term growth of capital.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(14.19%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian Short Duration Bond VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Short Duration Bond VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks to provide a high level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian Small Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Small Cap Core VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Clearbridge Investments, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(20.86%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian SmallMid Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Small-Mid Cap Core VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.44%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Guardian Strategic Large Cap Core VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Guardian Strategic Large Cap Core VIP Fund
Portfolio Company Objective [Text Block]	The Fund seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Park Avenue Institutional Advisers LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(10.08%)
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Invesco V.I. American Franchise Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund (Series II)
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Invesco V.I. Core Equity Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Core Equity Fund (Series II)
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(20.75%)
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Invesco V.I. Equity and Income Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund (Series II)
Portfolio Company Objective [Text Block]	Seeks both capital appreciation and current income.
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(7.71%)
Average Annual Total Returns, 5 Years [Percent]	5.35%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Janus Henderson Research Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Research Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(30.06%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.16%
MFS Investors Trust Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS ® Investors Trust Series (Service Class)
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(16.69%)
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	11.15%
MFS Research Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS ® Research Series (Service Class)
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(17.43%)
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	11.41%
PIMCO Total Return Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio (Advisor Class)
Portfolio Company Objective [Text Block]	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Pioneer Equity Income VCT Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pioneer Equity Income VCT Portfolio (Class II)
Portfolio Company Objective [Text Block]	Current income and long-term growth of capital.
Portfolio Company Adviser [Text Block]	Amundi Asset Management US Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(7.94%)
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Putnam VT Core Equity Fund IB Formerly Putnam VT MultiCap Core Fund IB [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Core Equity Fund IB Formerly Putnam VT Multi-Cap Core Fund IB
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC.
Portfolio Company Subadviser [Text Block]	Putnam Investments Limited (PIL)
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(15.77%)
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.55%
Templeton Foreign VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund (Class 2 Shares)
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	(7.61%)
Average Annual Total Returns, 5 Years [Percent]	(1.97%)
Average Annual Total Returns, 10 Years [Percent]	1.47%
Victory High Yield VIP Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory High Yield VIP Series
Portfolio Company Objective [Text Block]	Seeks to provide current income. Capital appreciation is a secondary objective.
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Portfolio Company Subadviser [Text Block]	Park Avenue Institutional Advisers LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(13.55%)
Average Annual Total Returns, 5 Years [Percent]	2.80%
Average Annual Total Returns, 10 Years [Percent]	3.96%
Victory RS International VIP Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory RS International VIP Series
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(15.81%)
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Victory RS Small Cap Growth Equity VIP Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(36.36%)
Average Annual Total Returns, 5 Years [Percent]	0.04%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Victory Sophus Emerging Markets VIP Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Victory Sophus Emerging Markets VIP Series
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	(22.46%)
Average Annual Total Returns, 5 Years [Percent]	(2.99%)
Average Annual Total Returns, 10 Years [Percent]	1.05%
Dollar Cost Averaging Transfer Option [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Transfer Option
Purpose of Benefit [Text Block]	Allows you to transfer the same dollar amount from an available money market variable investment option to another allocation option or options each month
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	Dollar Cost Averaging Transfer Option
Limitations, Restrictions, and Risks of Benefit [Text Block]	• Not available if a Lien is outstanding • Must transfer at least $100 for each allocation
Automatic Rebalancing [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically rebalance your Policy Account Value in variable investment options every three months to maintain your desired asset allocations
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	Automatic Rebalancing
Limitations, Restrictions, and Risks of Benefit [Text Block]	• Not available if a Lien is outstanding • Does not apply to the fixed-rate or indexed options
No Lapse Guarantee [Member]
Prospectus:
Name of Benefit [Text Block]	No Lapse Guarantee
Purpose of Benefit [Text Block]	Ensures that your Policy, and any applicable riders, will not lapse, even if poor investment performance and/or excess Policy Debt means that the Policy Account Value less Policy Debt, after subtracting the Monthly Deduction, on a Monthly Processing Date, is less than zero
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	No Lapse Guarantee
Limitations, Restrictions, and Risks of Benefit [Text Block]
• Insured must be 75 or younger on the Policy Date

• Terminates at end of stated period based on Insured’s age at issue

• Not available on policies rated sub-standard or with a flat extra

• Subject to No Lapse Guarantee Test to keep your Policy in force

Guaranteed Coverage Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Guaranteed Coverage Rider
Purpose of Benefit [Text Block]	Ensures that your Policy, and any applicable riders, will not lapse, even if poor investment performance and/or excess Policy Debt means that the Policy Account Value less Policy Debt, after subtracting the Monthly Deduction, on a Monthly Processing Date, is less than zero
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	Guaranteed Coverage Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
• Insured must be 75 or younger on the Policy Date

• Only available with death benefit Option 1

• Terminates at age 85

• Not available on policies rated
sub-standard
or with a flat extra

• Subject to Guaranteed Coverage Rider Test to keep your Policy in force

Accidental Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Purpose of Benefit [Text Block]	Provides an additional death benefit if death is due to an accident on or before the Insured’s 75 th birthday
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Accidental Death Benefit Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]	• Only available at issue • Maximum coverage under this rider is the lesser of (i) $500,000 or (ii) the Initial Face Amount • Issue Ages 5-65
Waiver of Monthly Deductions [Member]
Prospectus:
Name of Benefit [Text Block]	Waiver of Monthly Deductions
Purpose of Benefit [Text Block]	Provides for the waiver of all Monthly Deductions when the insured is totally disabled
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Waiver of Monthly Deductions
Limitations, Restrictions, and Risks of Benefit [Text Block]
• Only available at issue

•  Continues for life if the disability occurs prior to age 60

• Terminates at age 65 (if not disabled)

• Only available on Policies with Face Amount less than $5,000,000 for standard or higher underwriting classes ($3,000,000 for substandard through Class 4)

• Issue ages 5-55

Disability Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Disability Benefit Rider
Purpose of Benefit [Text Block]	Provides for the crediting of a specified amount when the insured is totally disabled, as if it were paid by the policyowner
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Disability Benefit Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
• Only available at issue

• Continues for life if the disability occurs prior to age 60

• Terminates at age 65 if not disabled

• Only available on Policies with Face Amount less than $5,000,000 ($3,000,000 for substandard through Class 4)

• Issue ages 5-55

Whole Life Purchase Option Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Whole Life Purchase Option Rider
Purpose of Benefit [Text Block]	Allows the policyowner to purchase, at specified dates, without evidence of insurability a whole life policy
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Whole Life Purchase Option Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]	• Age limits apply • Only available at issue • Cannot exceed the lessor of $250,000 or the Initial Face
Select Security Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Select Security Rider
Purpose of Benefit [Text Block]	Prevents the policyowner from making certain changes without the consent of the policyowner’s employer
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Select Security Rider
Policy Continuation Rider [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy Continuation Rider
Other Transaction Fee, When Deducted [Text Block]	When benefit is elected
Other Transaction Fee, Current [Percent]	3.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.50%
Name of Benefit [Text Block]	Policy Continuation Rider
Purpose of Benefit [Text Block]	Allows the Policy to continue with a reduced death benefit if the Policy is in danger of lapsing because of excessive policy loans
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	Policy Continuation Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
• Must elect the Guideline Premium Test

• Only available at issue

• Any indexed loans will be changed to standard loans, any unloaned Policy Account Value will be transferred to the fixed-rate option and the excess of the Indexed Option Alternate Account value over the indexed option value will be transferred to the fixed-rate option

• May have tax consequences

Alternate Net Cash Surrender Value Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Alternate Net Cash Surrender Value Rider
Purpose of Benefit [Text Block]	Provides high early cash value in the Policy during the first 84 Policy Months
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Alternate Net Cash Surrender Value Rider
Limitations, Restrictions, and Risks of Benefit [Text Block]
• Maximum issue age is 85

• Only available at issue

• Required for corporate owned policies covering multiple lives

• Surrender must occur prior to the completion of the seventh Policy Year to receive a benefit

• Minimum Policy Face Amount of $250,000 required

• Any outstanding Policy Liens will reduce the Alternate Net Cash Surrender Value paid

Enhanced Accelerated Benefit Rider (Accelerated Death Benefit) [Member]
Prospectus:
Name of Benefit [Text Block]	Enhanced Accelerated Benefit Rider (Accelerated Death Benefit)
Purpose of Benefit [Text Block]	Provides the policyowner the ability to accelerate a part of the Policy’s death benefit prior to death with an interest-bearing lien if the insured has a chronic illness or becomes terminally ill and certain conditions are met
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Enhanced Accelerated Benefit Rider (Accelerated Death Benefit)
Limitations, Restrictions, and Risks of Benefit [Text Block]	• Only available at issue • Not available for corporate-owned policies insuring multiple lives • Issue ages 15-75
Exchange of Policy Provision [Member]
Prospectus:
Name of Benefit [Text Block]	Exchange of Policy Provision
Purpose of Benefit [Text Block]	Provides the policyowner the ability to exchange this Policy for a level premium fixed-benefit whole life policy that Guardian makes available on an original age basis.
Standard Benefit [Flag]	true
Name of Benefit [Text Block]	Exchange of Policy Provision
Limitations, Restrictions, and Risks of Benefit [Text Block]	• May be exercised until the insured’s attained age 90
Enhanced Accelerated Benefit Rider (EAB Rider) Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Enhanced Accelerated Benefit Rider (EAB Rider) Charge
Other Transaction Fee, When Deducted [Text Block]	When benefit is first exercised
Other Transaction Fee, Maximum [Dollars]	$ 250
Other Transaction Fee, Current [Dollars]	$ 250
Alternate Net Cash Surrender Value Rider Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Alternate Net Cash Surrender Value Rider Charge
Other Transaction Fee, When Deducted [Text Block]	At issue
Other Transaction Fee, Maximum [Dollars]	$ 1
Other Transaction Fee, Current [Dollars]	$ 1
Reinstatement Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Reinstatement Charge
Other Transaction Fee, When Deducted [Text Block]	Upon reinstatement
Lost Policy Fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Lost Policy Fee
Other Transaction Fee, When Deducted [Text Block]	If a duplicate policy is requested
Other Transaction Fee, Maximum [Dollars]	$ 100
Other Transaction Fee, Current [Dollars]	$ 0
Indexed Account Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Indexed Account Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense (of Other Amount), Current [Percent]	0.45%
Policy Charge [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Policy Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 7.5
Other Annual Expense, Current [Dollars]	$ 7.5
Interest on Policy Loans [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Interest on Policy Loans
Standard Loans [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Standard Loans	[13],[14]
Other Annual Expense, When Deducted [Text Block]	Annually, in arrears, on the Policy Anniversary
Other Annual Expense, Maximum [Dollars]	$ 4	[13]
Other Annual Expense, Footnotes [Text Block]
5	After the later of the Insured’s Attained Age 60 or the 10
th
Policy Anniversary the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3% for all outstanding and new Policy loans.
6	After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing for a standard loan would be: (i) on a current basis
, 1% annually until the later of the insured’s Attained Age 60 or the 10 th
Policy Anniversary, and 0% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis
, 1% annually until the later of the insured’s Attained Age 60 or the 10 th
Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.

Indexed Loans [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Indexed Loans	[15]
Other Annual Expense, When Deducted [Text Block]	Annually, in arrears, on the Policy Anniversary
Other Annual Expense, Maximum [Dollars]	$ 6
Other Annual Expense, Footnotes [Text Block]	Beginning on the 5
th
Policy Anniversary, the policyowner will have the option of taking a standard Policy loan or an indexed Policy loan. Only one type of Policy loan may be outstanding at any time. Amounts borrowed from Policy Account Value in the indexed option, if borrowed as an indexed loan, do not go into a separate Loan Collateral Account. These amounts are credited interest at 1.5% for Policy Account Value in the Holding Account and with index-linked interest for Policy Account Value in Indexed Segments.
Carrying Charges on Liens [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Carrying Charges on Liens
Other Annual Expense, When Deducted [Text Block]	Annually, in arrears, on the Policy Anniversary
Accidental Death Benefit Rider (ADB) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Accidental Death Benefit Rider (ADB)
Waiver of Monthly Deductions Rider (WMD) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Waiver of Monthly Deductions Rider (WMD)
Whole Life Purchase Option Rider (WLPO) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Whole Life Purchase Option Rider (WLPO)
Disability Benefit Rider (waiver of specified amount) (DB) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Disability Benefit Rider (waiver of specified amount) (DB)
Maximum Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Maximum First Year Surrender Charge	[5]
Other Surrender Fees, When Deducted [Text Block]	Upon full surrender of the Policy	[5]
Other Surrender Fees, Maximum [Dollars]	$ 45.28
Insurance Cost, Description [Text Block]	Maximum First Year Charge	[6]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Maximum [Dollars]	$ 5.15	[16]
Administrative Expenses, Description [Text Block]	Maximum Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 0.94
Administrative Expense, Current [Dollars]	$ 0.94
Maximum Charge [Member] | Accidental Death Benefit Rider (ADB) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.11
Maximum Charge [Member] | Waiver of Monthly Deductions Rider (WMD) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.11
Maximum Charge [Member] | Whole Life Purchase Option Rider (WLPO) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.40
Maximum Charge [Member] | Disability Benefit Rider (waiver of specified amount) (DB) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Maximum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 9.67
Minimum Charge [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	Minimum First Year Surrender Charge	[5]
Other Surrender Fees, When Deducted [Text Block]	Upon full surrender of the Policy	[5]
Other Surrender Fees, Minimum [Dollars]	$ 11.22
Insurance Cost, Description [Text Block]	Minimum First Year Charge	[6]
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Minimum [Dollars]	$ 0.01	[17]
Administrative Expenses, Description [Text Block]	Minimum Charge
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 0.05
Administrative Expense, Current [Dollars]	$ 0.05
Minimum Charge [Member] | Accidental Death Benefit Rider (ADB) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Minimum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.06
Minimum Charge [Member] | Waiver of Monthly Deductions Rider (WMD) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Minimum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.01
Minimum Charge [Member] | Whole Life Purchase Option Rider (WLPO) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Minimum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.02
Minimum Charge [Member] | Disability Benefit Rider (waiver of specified amount) (DB) [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Minimum First Year Charge
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Maximum [Dollars]	$ 0.93
First Year Surrender Charge for Representative Insured [Member]
Prospectus:
Other Surrender Fees, Description [Text Block]	First Year Surrender Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	[5]
Other Surrender Fees, When Deducted [Text Block]	Upon full surrender of the Policy	[5]
Other Surrender Fees, Maximum [Dollars]	$ 20.65
Cost of Insurance Charge for Representative Insured [Member]
Prospectus:
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	First Year Cost of Insurance Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year	[6]
Insurance Cost, Maximum [Dollars]	$ 0.10
Administrative Charge for Representative Insured [Member]
Prospectus:
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expenses, Representative Investor [Text Block]	Administrative Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year
Administrative Expense, Maximum [Dollars]	$ 0.16
Charge for Representative Insured 1 [Member] | Accidental Death Benefit Rider [Member]
Prospectus:
Other Annual Expense, Maximum [Dollars]	$ 0.07
Charge for Representative Insured 1 [Member] | Accidental Death Benefit Rider (ADB) [Member]
Prospectus:
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Representative [Text Block]	Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year
Charge for Representative Insured 2 [Member] | Waiver of Monthly Deductions Rider (WMD) [Member]
Prospectus:
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Representative [Text Block]	Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year
Other Annual Expense, Maximum [Dollars]	$ 0.04
Charge for Representative Insured 3 [Member] | Whole Life Purchase Option Rider (WLPO) [Member]
Prospectus:
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Representative [Text Block]	Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year
Other Annual Expense, Maximum [Dollars]	$ 0.13
Charge for Representative Insured 4 [Member] | Disability Benefit Rider (waiver of specified amount) (DB) [Member]
Prospectus:
Other Annual Expense, When Deducted [Text Block]	Monthly
Other Annual Expense, Representative [Text Block]	Charge for Representative Insured: a male, issue age 40, in the preferred NT underwriting class, with a Policy Face Amount of $500,000 in the first Policy Year
Other Annual Expense, Maximum [Dollars]	$ 3.06

[1]	As a percentage of Fund assets.
[2]	The premium charge includes a charge for applicable premium taxes, which vary from jurisdiction to jurisdiction and, in those jurisdictions that charge them, currently range from 0.08%-5% (and certain municipalities in Kentucky charge an additional premium tax of up to 16% on first year premiums only).
[3]	Premium charges decline after Policy and Coverage Year 10. In each of Policy and Coverage Years 11 and beyond the guaranteed and current charge is 4% of premiums paid up to one Target Premium. For premiums in excess of one Target Premium the current charge is 0% and the guaranteed charge is 4%.
[4]	The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum amount of Basic Sum Insured Target Premium for a non-substandard rated Policy is $2.58 per $1,000 of Face Amount and the maximum amount for a non-substandard rated Policy is $115.00 per $1,000 of Face Amount.
[5]	The surrender charge is imposed upon full surrender of the Policy. The surrender charge decreases every year during the Surrender Charge Period until it reaches 0%. The Policy’s surrender charges and the Surrender Charge Period vary based on the insured’s age at issue, sex, and underwriting class for the Initial Face Amount and each increase in Face Amount. The surrender charge shown in the table above maynot be representative of the charges you will pay Contact our Customer Service Office Contact Center or write to us at our Mailing Address
[6]	The cost of insurance charge varies based on the insured’s age, policy duration, sex, underwriting class and Face Amount for the Initial Face Amount and each increase in Face Amount. See “Deductions and Charges.” The representative cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
[7]	Currently, the administrative charge is imposed for the first 10 Policy Years and Coverage Years only. It is based on the insured’s age, sex, and underwriting class for the Basic Sum Insured and each Policy Segment. See “Deductions and Charges.” The administrative charge shown in the table may not be representative of the charges you will pay. For more details, contact your registered representative.
[8]	Charges for the ADB Rider, the WLPO Rider, the WMD Rider, and the DB Rider vary based on individual characteristics of the insured. The charges shown for the ADB, WMD, and DB riders are for underwriting classes Preferred Plus NT, Preferred NT, non-smoker and standard; for substandard there is an additional multiple increase. The charges shown may not be representative of the charges that you will pay. For more details, contact your registered representative.
[9]	If a policyowner is deemed to have engaged in “market timing,” a mutual fund may assess redemption fees. See “Frequent Transfers Among the Variable Investment Options.”
[10]	The range of Total Annual Fund Operating Expenses shown above does not take into account any contractual and/or voluntary arrangements under which the funds’ advisers currently reimburse fund expenses or waive fees. Please see the prospectus for each underlying fund for more information about that fund’s expenses.
[11]	There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[12]	Fund will be available as a variable investment option under the Contract on or about October 22, 2023.
[13]	After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing for a standard loan would be: (i) on a current basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and 0% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.
[14]	After the later of the Insured’s Attained Age 60 or the 10th Policy Anniversary the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3% for all outstanding and new Policy loans.
[15]	Beginning on the 5th Policy Anniversary, the policyowner will have the option of taking a standard Policy loan or an indexed Policy loan. Only one type of Policy loan may be outstanding at any time. Amounts borrowed from Policy Account Value in the indexed option, if borrowed as an indexed loan, do not go into a separate Loan Collateral Account. These amounts are credited interest at 1.5% for Policy Account Value in the Holding Account and with index-linked interest for Policy Account Value in Indexed Segments.
[16]	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker and standard. For substandard risks the maximum first year guaranteed or current charge is $34.80 per $1,000 of NAR.
[17]	The charge shown is for underwriting classes Preferred Plus NT, Preferred NT, non-smoker and standard. For substandard risks the minimum first year guaranteed or current charge is $0.01 per $1,000 of NAR.